Loans and Borrowings	3 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Loans and Borrowings

12. LOANS AND BORROWINGS

The Company has the following principal and interest payable amounts outstanding for loans and borrowings:

(EUR in thousands)	Year of maturity	December 31, 2025	September 30, 2025
Non-current liabilities
EUR Term Loan	2029	375,000	375,000
USD Term Loan	2029	97,335	98,641
Vendor Loan	2029	217,408	217,408
Vendor Loan - interest payable	N/A	6,377	3,983
Senior Notes	2029	428,500	428,500
		1,124,620	1,123,532
Senior Note initial embedded derivative		28,638	28,638
Less: amortization under the effective interest method		(24,439)	(24,160)
		1,128,819	1,128,010

Current liabilities
EUR Term Loan - interest payable	N/A	2,218	2,242
USD Term Loan - current portion	2026	5,023	5,090
USD Term Loan - interest payable	N/A	399	428
Senior Notes - interest payable	N/A	3,749	9,373
		11,389	17,133